Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
6)	Commitments and Contingencies

The Company is subject to litigation in the ordinary course of business. Management accrues loss contingencies for all known matters that are probable and can be reasonably estimated. As of December 31, 2012, there were no accruals for contingent liabilities.